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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/08
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 37
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Peter Neumeier            Carmel, California      8/14/08
   -------------------------------    --------------------   -------------
           [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   57
                                        --------------------

Form 13F Information Table Value Total: $             211566
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5          COL. 6   COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ---------------------- --------- ---------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                         VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER    ----------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS   SOLE   SHARED   NONE
---------------------------- ---------------- --------- -------- --------- ----- ------ --------- ---------- ------ -------- ------
Advanced Energy Industries         COM        007973100     3777    275700                 275700       NONE 154800   120900
Applied Materials, Inc.            COM        038222105      267     14000                  14000             14000        0
Banco Stantander Chile             COM        05965X109      215      5000                   5000              5000        0
Bank of Hawaii Corporation         COM        062540109     6920    144775                 144775             72550    72225
Blackrock, Inc.                    COM        09247X101      204      1150                   1150              1150        0
Borgwarner Inc.                    COM        099724106      408      9200                   9200              9200        0
Burlington Northern, Inc.          COM        12189T104      759      7600                   7600              7600        0
CAE Inc.                           ADR        124765108     3377    299100                 299100            212400    86700
CAE Inc. (Canadian)                COM        124765108      362     32000                  32000             32000        0
Cal Dive International Inc.        COM        12802T101     5049    353300                 353300            191800   161500
Camco International Ltd.           COM        G18708100      808    883000                 883000            422000   461000
Canadian National Rail             COM        136375102      394      8200                   8200              8200     8200
Casey's General Stores, Inc.       COM        147528103     3877    167340                 167340             75475    91865
Cemex SAB                          ADR        151290889      277     11200                  11200             11200        0
Climate Exchange PLC               COM        G2311R103      338      8900                   8900              8900        0
Colonial BancGroup Inc.            COM        195493309     1005    227300                 227300            108775   118525
Columbus McKinnon Corp.            COM        199333105     4257    176800                 176800             82250    94550
Federated Investors Inc.           CLB        314211103     3065     89055                  89055             30355    58700
Frontier Oil Corporation           COM        35914P105     4019    168100                 168100             91000    77100
FTI Consulting                     COM        302941109     3130     45725                  45725             27550    18175
Harman International               COM        413086109     3406     82300                  82300             53500    28800
Harsco Corporation                 COM        415864107      566     10400                  10400             10400        0
Holly Corporation                  COM        435758305     9294    251725                 251725            121800   129925
IPC Holdings Ltd.                  COM        G4933P101    10474    394493                 394493            191293   203200
Jack Henry & Associates Inc.       COM        426281101     5890    272200                 272200            149850   122350
Jacobs Engineering Group           COM        469814107     2016     24985                  24985             14765    10220
JB Hunt Transport Services         COM        445658107     7443    223650                 223650             82050   141600

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5          COL. 6   COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ---------------------- --------- ---------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                         VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER    ----------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS   SOLE   SHARED   NONE
---------------------------- ---------------- --------- -------- --------- ----- ------ --------- ---------- ------ -------- ------
Kaydon Corporation                 COM        486587108     9592    186575                 186575       NONE  91900    94675
Kirby Corporation                  COM        497266106     5212    108575                 108575             55775    52800
Korn/Ferry International           COM        500643200     2274    144575                 144575             66500    78075
Lennox International Inc.          COM        526107107     6982    241100                 241100            110300   130800
LMI Aerospace                      COM        502079106     6873    391200                 391200            186000   205200
NBTY, Inc.                         COM        628782104     8708    271625                 271625            131700   139925
National Bank of Greece            COM        633643408      375     42016                  42016             42016        0
Packaging Corp of America          COM        695156109     7458    346700                 346700            159850   186850
Park Electrochemical Corp.         COM        700416209     9301    382600                 382600            181000   201600
Platinum Underwriters              COM        G7127P100     2528     77525                  77525             35900    41625
Potlatch Corporation               COM        737630103     8985    199125                 199125             92375   106750
SGL Carbon AG                      COM        D6949M108      444      6350                   6350              6350        0
SPDR Gold Trust                    ETF        863307104     3866     42300                  42300              6725    35575
Stantec Inc.                       COM        85472N109     7932    307550                 307550            152000   155550
Steelcase Inc.                     COM        858155203     2390    238300                 238300            155500    82800
Superior Energy Service            COM        868157108    12674    229850                 229850            116775   113075
TCF Financial Corp.                COM        872275102     2300    191200                 191200             87500   103700
Telvent GIT SA                     COM        E90215109      310     12900                  12900             12900        0
Teva Pharmaceutical                COM        881624209      481     10500                  10500             10500        0
Texas Industries, Inc.             COM        882491103     7652    136325                 136325             64800    71525
Trading Emissions PLC              COM        G9006F104      208     68761                  68761             68761        0
Umeco PLC                          COM        G9188V109      462     44000                  44000             44000        0
Umicore                            COM        B95505119      143      2900                   2900              2900        0
Vossloh AG                         COM        D9494V101      409      3150                   3150              3150        0

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5          COL. 6   COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ---------------------- --------- ---------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                         VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER    ----------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS   SOLE   SHARED   NONE
---------------------------- ---------------- --------- -------- --------- ----- ------ --------- ---------- ------ -------- ------
Wabtec Corporation                 COM        929740108    13142    270300                 270300       NONE 130300   140000
Watsco Inc.                        COM        942622200     2692     64400                  64400             28400    36000
Weir Group PLC                     COM        G95248137      168      9000                   9000              9000        0
WestAmerica Bancorporation         COM        957090103     6011    114300                 114300             67600    46700
Xantrex Technology Inc.            COM        98389A102       98     10000                  10000             10000        0
Zumtobel AG                        COM        A989A1109      299     13100                  13100             13100        0